BANK LOANS (Detail Textuals) In Millions, unless otherwise specified	12 Months Ended																										12 Months Ended
	Dec. 31, 2014 Hainan Jinpan Electric Co. Ltd. Bank Of China Working Capital Credit Facility USD ($)	Dec. 31, 2014 Hainan Jinpan Electric Co. Ltd. Bank Of China Working Capital Credit Facility CNY	Dec. 31, 2014 Hainan Jinpan Electric Co. Ltd. Bank Of China Unsecured Letter Of Credit Facility USD ($)	Dec. 31, 2014 Hainan Jinpan Electric Co. Ltd. Bank Of China Unsecured Letter Of Credit Facility CNY	Dec. 31, 2014 Hainan Jinpan Electric Co. Ltd. Bank Of Communication Working Capital Credit Facility USD ($)	Dec. 31, 2014 Hainan Jinpan Electric Co. Ltd. Bank Of Communication Working Capital Credit Facility CNY	Dec. 31, 2014 Hainan Jinpan Electric Co. Ltd. Bank Of Communication Unsecured Letter Of Credit Facility USD ($)	Dec. 31, 2014 Hainan Jinpan Electric Co. Ltd. Bank Of Communication Unsecured Letter Of Credit Facility CNY	Dec. 31, 2014 Hainan Jinpan Electric Co. Ltd. Industrial and Commercial Bank of China Working Capital Credit Facility USD ($)	Dec. 31, 2014 Hainan Jinpan Electric Co. Ltd. Industrial and Commercial Bank of China Working Capital Credit Facility CNY	Dec. 31, 2014 Hainan Jinpan Electric Co. Ltd. Industrial and Commercial Bank of China Unsecured Letter Of Credit Facility USD ($)	Dec. 31, 2014 Hainan Jinpan Electric Co. Ltd. Industrial and Commercial Bank of China Unsecured Letter Of Credit Facility CNY	Dec. 31, 2014 Hainan Jinpan Electric Co. Ltd. Nanyang Commercial Bank USD ($)	Dec. 31, 2014 Hainan Jinpan Electric Co. Ltd. Nanyang Commercial Bank CNY	Dec. 31, 2014 Hainan Jinpan Electric Co. Ltd. Nanyang Commercial Bank Working Capital Credit Facility USD ($)	Dec. 31, 2014 Hainan Jinpan Electric Co. Ltd. Nanyang Commercial Bank Working Capital Credit Facility CNY	Dec. 31, 2014 Hainan Jinpan Electric Co. Ltd. Nanyang Commercial Bank Letter of Credit USD ($)	Dec. 31, 2014 Hainan Jinpan Electric Co. Ltd. Nanyang Commercial Bank Letter of Credit CNY	Dec. 31, 2014 Hainan Jinpan Electric Co. Ltd. China CITIC Bank USD ($)	Dec. 31, 2014 Hainan Jinpan Electric Co. Ltd. China CITIC Bank CNY	Dec. 31, 2014 Shanghai Jinpan Electric Company Limited Bank Of China Working Capital Credit Facility USD ($)	Dec. 31, 2014 Shanghai Jinpan Electric Company Limited Bank Of China Working Capital Credit Facility CNY	Dec. 31, 2014 Shanghai Jinpan Electric Company Limited Bank Of China Unsecured Letter Of Credit Facility USD ($)	Dec. 31, 2014 Shanghai Jinpan Electric Company Limited Bank Of China Unsecured Letter Of Credit Facility CNY	Dec. 31, 2014 Shanghai Jinpan Electric Company Limited Bank Of China Letter of Credit USD ($)	Dec. 31, 2014 Shanghai Jinpan Electric Company Limited Bank Of China Letter of Credit CNY	Dec. 31, 2014 Guilin Jun Tai Fu Electric Co. Ltd. Bank Of Communication USD ($) Facility	Dec. 31, 2014 Guilin Jun Tai Fu Electric Co. Ltd. Bank Of Communication CNY	Dec. 31, 2014 Guilin Jun Tai Fu Electric Co. Ltd. Bank Of Communication Working Capital Credit Facility USD ($)	Dec. 31, 2014 Guilin Jun Tai Fu Electric Co. Ltd. Bank Of Communication Working Capital Credit Facility CNY	Dec. 31, 2014 Guilin Jun Tai Fu Electric Co. Ltd. Bank Of Communication Fixed Asset Credit Line Facility USD ($)	Dec. 31, 2014 Guilin Jun Tai Fu Electric Co. Ltd. Bank Of Communication Fixed Asset Credit Line Facility CNY
Line of Credit Facility [Line Items]
Credit facility	$ 16.40	100.00	$ 33.20	203.00	$ 19.60	120.00	$ 29.40	180.00	$ 16.30	100.00	$ 21.30	130.00	$ 16.34	100.00	$ 8.17	50.00	$ 8.17	50.00	$ 32.69	200.00	$ 9.80	60.00	$ 4.90	30.00	$ 14.70	90.00	$ 57.20	350.00	$ 22.90	140.00	$ 34.30	210.00
Outstanding balance under credit facility																											$ 24.9	152.1
Interest rate description	Prime rate declared by the Bank of China	Prime rate declared by the Bank of China	LIBOR plus a margin rate	LIBOR plus a margin rate	Benchmark rate set by the People's Bank of China	Benchmark rate set by the People's Bank of China	LIBOR plus a margin rate	LIBOR plus a margin rate	Benchmark rate set by the People's Bank of China	Benchmark rate set by the People's Bank of China	LIBOR plus a margin rate	LIBOR plus a margin rate	Benchmark rate set by the Bank of China	Benchmark rate set by the Bank of China	Benchmark rate set by the Bank of China	Benchmark rate set by the Bank of China	Benchmark rate set by the Bank of China	Benchmark rate set by the Bank of China	Benchmark rate set by the Bank of China	Benchmark rate set by the Bank of China	Benchmark rate set by the Bank of China	Benchmark rate set by the Bank of China
Credit facility accrued interest	5.60%	5.60%																									6.88%	6.88%
Number of credit facility																											2	2
Line of credit facility, benchmark interest rate																													1.05%	1.05%	1.05%	1.05%
Term of long term bank loan																											7 years	7 years	2 years	2 years